Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Cash flows from operating activities:
Net income (loss)	¥ 209,715	¥ (49,004)	¥ (68,841)
Adjustments to reconcile net income (loss) to net cash provided by operating activities -
Depreciation and amortization, including amortization of deferred insurance acquisition costs	397,091	354,624	376,695
Amortization of film costs	299,587	272,941	285,673
Accrual for pension and severance costs, less payments	(6,383)	9,638	(38,131)
Other operating expense, net	47,171	181,658	48,666
Gain on sale or devaluation of securities investments, net	(48,857)	(7,916)	(10,401)
(Gain) loss on revaluation of marketable securities held in the financial services business for trading purposes, net	44,821	(100,729)	(58,608)
(Gain) loss on revaluation or impairment of securities investments held in the financial services business, net	2,653	(1,397)	(3,688)
Deferred income taxes	211	7,982	(6,661)
Equity in net income of affiliated companies, net of dividends	5,045	2,269	10,022
Changes in assets and liabilities:
(Increase) decrease in notes and accounts receivable, trade	(5,828)	33,843	(29,027)
(Increase) decrease in inventories	(57,804)	113,485	20,248
Increase in film costs	(318,391)	(252,403)	(266,870)
Increase (decrease) in notes and accounts payable, trade	(49,525)	(118,577)	103,379
Decrease in accrued income and other taxes	(23,607)	(11,033)	(3,110)
Increase in future insurance policy benefits and other	403,392	460,336	391,541
Increase in deferred insurance acquisition costs	(83,774)	(79,861)	(77,656)
Increase in marketable securities held in the financial services business for trading purposes	(107,433)	(51,565)	(33,803)
(Increase) decrease in other current assets	21,299	16,276	(48,115)
Increase (decrease) in other current liabilities	(25,751)	86,718	58,656
Other	45,457	(112,645)	14,147
Net cash provided by operating activities	749,089	754,640	664,116
Cash flows from investing activities:
Payments for purchases of fixed assets	(375,411)	(215,916)	(283,457)
Proceeds from sales of fixed assets	26,472	36,777	99,694
Proceeds from sales of businesses	17,790	93	15,016
Other	(72,938)	(12,532)	3,693
Net cash used in investing activities	(1,030,403)	(639,636)	(710,502)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	19,076	18,507	178,935
Payments of long-term debt	(270,669)	(258,102)	(164,540)
Increase (decrease) in short-term borrowings, net	98,153	(51,013)	25,183
Increase in deposits from customers in the financial services business, net	165,169	57,464	238,828
Proceeds from issuance of convertible bonds	120,000
Proceeds from issuance of new shares of common stock	301,708
Dividends paid	(12,751)	(13,160)	(25,643)
Other	(40,564)	(16,891)	(44,886)
Net cash provided by (used in) financing activities	380,122	(263,195)	207,877
Effect of exchange rate changes on cash and cash equivalents	(64,609)	51,138	58,614
Net increase (decrease) in cash and cash equivalents	34,199	(97,053)	220,105
Cash and cash equivalents at beginning of the fiscal year	949,413	1,046,466	826,361
Cash and cash equivalents at end of the fiscal year	983,612	949,413	1,046,466
Cash paid during the fiscal year for -
Income taxes	138,770	97,775	101,091
Interest	26,166	21,982	23,819
Non-cash investing and financing activities -
Conversion of convertible bonds		118,780	31,220
Obtaining assets by entering into capital leases	14,759	10,714	82,260
Collections of deferred proceeds from sales of receivables -	2,298	22,512	35,196
Financial Services
Cash flows from investing activities:
Payments for investments and advances	(1,221,093)	(960,045)	(1,032,594)
Proceeds from sales or return of investments and collections of advances	534,072	482,537	426,621
Other than financial service business
Cash flows from investing activities:
Payments for investments and advances	(20,830)	(20,029)	(14,892)
Proceeds from sales or return of investments and collections of advances	¥ 81,535	¥ 49,479	¥ 75,417